Share-Based Compensation - Liability-Classified Awards Assumptions (Details) - 2017 Awards [Member]	12 Months Ended
Dec. 31, 2018
Grant Date Assumptions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	80.65%
Risk-free interest rate	1.54%
Dividend yield	0.00%
Reporting Period Assumptions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	64.69%
Risk-free interest rate	2.63%
Dividend yield	0.00%